Supplement to the
Fidelity® Strategic Real Return Fund
Class A, Class T, Class C and Class I
November 29, 2016
Summary Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Effective December 12, 2016, the redemption fee has been removed.

ARRS-SUM-17-01 1.9880532.101	March 1, 2017